Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred A Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred A Stock, shares authorized (in Shares)	12,500,000	12,500,000	12,500,000
Preferred A Stock, shares outstanding (in Shares)	5,847,937	5,847,937	10,463,363
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	3,254,475,740	3,254,475,740	500,000,000
Common stock, shares issued (in Shares)	956,997,116	956,997,116	495,454,546
Common stock, shares outstanding (in Shares)	956,997,116	956,997,116	495,454,546